STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10 –STOCKHOLDERS’ EQUITY

The Company is authorized to issue 110,000,000 shares of stock with a par value of $0.001 per share, 10,000,000 shares of which are Preferred Stock.

Preferred Stock

The Board of Directors has previously designated and adopted (i) Preferred Stock in 1,000,000 shares as Series A (were previously issued and converted into Common stock during the quarter ended June 30,2021), (ii) 1,000,000 as Series B. On October 31,2022, the Board of Directors designated Preferred Stock in 1,000,000 shares as Series C, all Series having par value of $0.001 per share.

Series B Preferred stock will be issued to secure debt or equity or any combination to be acquired by the Company. The holders of Series B Preferred stock shall be entitled to be paid out of the assets of the Company a value of $20 per share of Series B Preferred stock. As of the date of these financial Statements, the Agreement has not been closed and no shares of Series B Preferred stock issued.

Series C Preferred stock shall not be converted into shares of the Common stock. Except as may be required by the Nevada Business Corporation Act, the Series C Preferred stock shall not be entitled to receive cash, stock or other property as dividends.

Common Stock

The Company has authorized 100,000,000 shares of common stock with a par value of $0.001 per share.

As of March 30, 2025, and December 31, 2024, the Company had 94,572,767 shares of Common Stock outstanding, and no shares of Preferred Stock issued and outstanding (Series A, B and C). The Board of Directors may fix and determine the relative rights and preferences of the shares of any established series.